De-SPAC Merger Transaction	6 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
De-SPAC Merger Transaction
4.	De-SPAC Merger Transaction
Forward Purchase Agreement
On June 5, 2023, BCG entered into a Prepaid Forward Purchase Agreement, by and between BCG and RiverNorth SPAC Arbitrage Fund, L.P. (the “Purchaser”), pursuant to which the Purchaser agreed to, among other things, effect certain purchases of shares of Avalon Class A common stock (“Avalon Class A Common Stock”) that would have been redeemed in connection with the special meeting of Avalon’s stockholders (the “Special Meeting”) to approve the transactions contemplated by the Business Combination Agreement (as amended through June 25, 2023, the “Forward Purchase Agreement”).
Pursuant to the Forward Purchase Agreement, Purchaser agreed to purchase shares of Avalon Class A Common Stock (the “AVAC FPA Shares”) at a purchase price per share of $10.588 (for aggregate consideration of $25.0 million from unaffiliated third-parties). The AVAC FPA Shares were redeemed in connection with the Special Meeting and converted into shares of Class A Common Stock, par value $0.001 per share, of Beneficient (“Class A Common Stock”) and Series A Convertible Preferred Stock, par value $0.001 per share, of Beneficient (“Series A Preferred Stock”) upon consummation of the Business Combination. The Series A Preferred Stock converted in accordance with its terms to shares of Class A Common Stock, and Purchaser held an aggregate of 2,956,480 shares of Class A Common Stock following such conversion in respect of the AVAC FPA Shares (such shares of Class A Common Stock, the “FPA Shares”).
The $25.0 million in proceeds (the “Disbursed Amount”) in respect of the FPA Shares was disbursed from the Avalon trust account following the consummation of the Business Combination. Specifically, $5.0 million of the Disbursed Amount was disbursed to Beneficient, with the remaining $20.0 million (the “Reserve Amount”) disbursed to Purchaser to be held by Purchaser until the Maturity Date (as defined below) or until its earlier release per the terms of the Forward Purchase Agreement. Such Reserve Amount is reflected as a Stock Receivable classified in equity on the consolidated statements of financial condition.
The Forward Purchase Agreement provides for two categories of FPA Shares: (i) 1,064,333 FPA Shares categorized as “Purchased Shares” (the “Purchased Shares”) and (ii) the remaining 1,892,147 FPA Shares categorized as “Prepaid Forward Shares” (the “Prepaid Forward Shares”).
If by the 10th anniversary of the close of the Business Combination, Purchaser has received less than $5.0 million, in gross proceeds from, and Purchaser has used good faith efforts to sell, the Purchased Shares, Beneficient has agreed to cause BCH to issue Purchaser an amount of BCH Preferred A-0 Units (or such other senior most preferred security of Beneficient) as consideration for any shortfall amounts less than $5.0 million from the sale of the Purchased Shares. Purchaser has agreed for the first six months following the Business Combination not to sell any Purchased Shares below $5.00 per share or to sell more than 10% of the daily trading volume of the Class A Common Stock if the volume weighted average price of the Class A Common Stock is between $5.00 and $8.00 for any such trading day.
Upon the sales of the Prepaid Forward Shares, the Purchaser will remit $10.588 per share, or such lesser price per share designated by the Company (“Designated Price”) by written notice setting forth the Designated Price and the number Prepaid Forward Shares that may be sold at such price (“Designated Price Notice”) delivered to Purchaser prior to any such sales, to the Company. On June 8, 2025 (“Maturity Date”), any Prepaid Forward Shares not sold by the Purchaser will be returned to the Company and any remaining amounts in respect of the

Prepaid Forward Shares will be retained by the Purchaser, less any amounts still owed to the Company from sales effected prior to the Maturity Date. The Forward Purchase Agreement permits the Company, in its sole discretion, to lower the Designated Price to a per share amount lower than $10.588 in order to permit the Purchaser to effect additional sales of its Prepaid Forward Shares at a price lower than the prevailing trading price of the Company’s Class A common stock in exchange for the remitting of a portion of the proceeds of any such sales to the Company. The Prepaid Forward Shares include an embedded put option, which is accounted for separately and classified as a liability in the other liabilities line item of the consolidated statements of financial condition. The Prepaid Forward Shares are measured at fair value each reporting period with the change in fair value recognized in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss).
Prior to June 30, 2023, the Purchaser received $5.0 million in gross proceeds from the sale of a portion of the Purchased Shares. No sales of any of the Prepaid Forward Shares have occurred as of September 30, 2023. To the Company’s knowledge, all shares purchased by the Purchaser in connection with the FPA were from unaffiliated third-parties.
Recapitalization of BCG
On June 6, 2023, immediately prior to the Conversion, the BCG Recapitalization occurred as follows: (i) the limited partnership agreement of BCG was amended to create the BCG Class B Common Units, and the existing common units were renamed the “BCG Class A Common Units”, and (ii) certain holders of the BCH Preferred A.1 entered into BCG Conversion and Exchange Agreements with BCG and BCH, pursuant to which they converted certain BCH Preferred A.1 to Class S Ordinary Units, which were then contributed to BCG in exchange for BCG Class A Common Units.
Prior to the Conversion on June 6, 2023, when the Company was a Delaware limited partnership, the Company’s equity interests consisted of common units, one series of preferred units, and noncontrolling interests. Pursuant to the Conversion, each BCG Class A Common Unit converted into 1.25 shares of Class A common stock, each BCG Class B Common Unit converted into 1.25 shares of Class B common stock, and the capital account balance of the BCG Preferred B-2 Unit Accounts converted into shares of Class A common stock at a rate based on a 20% discount to the $10.00 valuation of the Class A common stock (or $8.00). As a result, in the Conversion, we issued 86,116,884 shares of Class A common stock with respect to the BCG Class A Common Units, 19,140,451 shares of Class B common stock with respect to the BCG Class B Units and 94,050,534 shares of Class A common stock with respect to the BCG Preferred B-2 Unit Accounts.
The following table provides additional information on the securities contributed and exchanged by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A.1	Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	14,176	14,176
Bruce W. Schnitzer	988	79	79
Hicks Holdings Operating, LLC	13,222	1,058	1,058

Total	$191,405	15,313	15,313

The following table provides additional information on the securities contributed and exchanged by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A.1	Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	659	659
Richard W. Fisher	1,722	738	738

Total	$2,456	1,397	1,397

As part of the conversion to BCG Class A Units, additional value of approximately $15.0 million was provided to certain holders who are members of our board of directors. The additional value was accounted for as compensation, which resulted in stock-based compensation expense of $15.0 million during the quarter ended June 30, 2023.
Closing of the Transaction
On June 7, 2023, the Company completed its previously announced de-SPAC merger transaction with Avalon. Each share of Avalon common stock issued and outstanding immediately prior to that date automatically converted into one share of Class A common stock and one share of Series A preferred stock of Beneficient. Additionally, each Avalon Warrant automatically converted into a Warrant (defined below).
Accordingly, the Company issued (i) an aggregate of 7,971,864 shares of Class A common stock to the former holders of Class A Common Stock of Avalon, par value $0.0001 per share (“Avalon Class A common stock”), and Class B Common Stock of Avalon, par value $0.0001 per share (“Avalon Class B common stock”), outstanding immediately prior to June 7, 2023, and (ii) an aggregate of 2,796,864 shares of Beneficient Series A preferred stock to non-redeeming Avalon Class A stockholders, and the Avalon Warrants converted into an aggregate of 23,625,000 redeemable Warrants. At closing, $27.9 million of cash remained in the trust account of Avalon. There were $26.1 million in transaction expenses, $20.0 million of which represented the Reserve Amount under the Forward Purchase Agreement, that were either paid by Avalon prior to closing or offset against proceeds received by the Company at closing, resulting in $1.8 million in net proceeds to the Company. Proceeds from the Transaction were used to pay expenses related to the Transaction.
Immediately after the Business Combination, 188,674,282 shares of Class A common stock were issued and outstanding, 19,140,451 shares of Class B common stock were issued and outstanding, 2,796,864 shares of Beneficient Series A preferred stock were issued and outstanding and 23,757,500 Warrants were issued and outstanding. Because the Series A preferred stock is not expected to be publicly listed, the Beneficient Series A preferred stock terms provide that upon its issuance, each share of Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock of Beneficient, or an aggregate of 687,588 additional shares of Class A common stock. Following such conversion, there are 189,379,498 shares of Class A common stock of Beneficient outstanding following the Business Combination.
The Transaction is a capital transaction in substance and not a business combination under ASC 805,
Business Combinations
(“ASC 805”). As a result, Beneficient is treated as the accounting acquirer and Avalon is treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction is treated similar to an equity contribution in exchange for the issuance of shares of Common Stock. The financial statements of the combined entity represents a continuation of the financial statements of Beneficient, and the net assets of Avalon have been stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equity holders of the Company, prior to the closing, have been retroactively restated as shares reflecting the common unit conversion ratio discussed above.

The Company and Avalon incurred $21.7 million and $26.1 million, respectively, of expenses related to the Transaction. These expenses consist of underwriting fees, professional services (legal, accounting, advisory, etc.) and other direct expenses associated with the Transaction. Costs incurred by Ben were initially capitalized as incurred in the other assets on the consolidated statements of financial condition. As a result of the transaction, the transaction costs incurred by the Company related to the issuance of shares were recognized in additional paid-in capital as a reduction of proceeds. The expenses incurred by Avalon were either paid by Avalon prior to Closing or netted against proceeds received by the Company at Closing.
Common Stock Warrants
The Company assumed 15,525,000 publicly-traded Avalon Warrants (“Avalon Public Warrants”) and 8,100,000 private placement Avalon Warrants (“Avalon Private Warrants”), which were originally issued by Avalon in connection with its initial public offering and, as a result of the assumption by the Company, became Warrants. The Avalon Public Warrants assumed by Ben are referred to as the “Public Warrants” and the Avalon Private Warrants assumed by Ben are referred to as the “Private Warrants”, and collectively, the “Warrants”. The Warrants are included in derivative warrant liabilities on the Company’s consolidated statements of financial condition. The Warrants entitle the holder to exercise each whole warrant for one share of Class A common stock and one share of Series A preferred stock at an exercise price of $11.50 (each a “Warrant” and collectively, the “Warrants”).
The Public Warrants may only be exercised for a whole number of shares, and will expire on June 7, 2028 (i.e., five years following the Closing), or earlier upon redemption or liquidations. Ben may redeem the outstanding Public Warrants (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported last sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending three business days before Ben sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share. In addition, we have the ability to redeem the outstanding Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.10 per Public Warrant if, among other things, the Reference Value equals or exceeds $10.00 per share. If and when the Public Warrants become redeemable by Ben, Ben may exercise its redemption right even if Ben is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
During any period when Ben fails to maintain an effective registration statement registering the Class A common stock issuable upon the exercise of the Warrants, Ben is required to permit holders of Warrants to exercise their Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exemption.
The Private Warrants, which became transferable, assignable and salable on July 7, 2023 (i.e., 30 days after the Closing), are currently held by the Avalon Sponsor, and are generally identical to the Public Warrants, except they cannot be redeemed by Ben so long as they are held by the Avalon Sponsor or its permitted transferees. An Avalon Sponsor, or its permitted transferees, has the option to exercise the Private Warrants on a cashless basis and have certain registration rights. If the Private Warrants are held by holders other than the Avalon Sponsor or its permitted transferees, the Private Warrants will become redeemable by Ben in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
As of September 30, 2023, there were 24,699,725 Warrants outstanding with a fair value of $1.0 million, as reflected in the derivative warrants line item on the consolidated statements of financial condition. During the three and six months ended September 30, 2023, gains of $0.2 million and $1.7 million, respectively, were recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.